N-2 - USD ($)		Apr. 26, 2024	Feb. 12, 2024
Cover [Abstract]
Entity Central Index Key		0001995568
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Voya Enhanced Securitized Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class	Class A	Class C	Class I
Shareholder Transaction Expenses
Maximum sales load on your investment (as a percentage of offering price) 1	2.50% 2	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None
Early Withdrawal Charge (as a percentage of repurchased amount)	None 3	1.00% 3	None
Exchange Fee	None	None	None

The Distributor will pay a dealer reallowance for Class A Shares from the sales load. The Distributor will pay a sales commission for Class C Shares to authorized dealers from its own assets.

Reduced for purchases of $100,000 and over for Class A Shares, please see
“
Sales Charges.
”

There is no front-end sales charge if you purchase Class A Shares in the amount of $500,000 or more. Class A Shares purchased in an amount of $500,000 or more are subject to a 1.00% EWC if repurchased by the Fund within 12 months of purchase. Class C Shares repurchased by the Fund within the first year after purchase will incur a
1.00% EWC. See
“
Sales Charges - Early Withdrawal Charge.
”
No EWC will be charged on redemptions that are due to the closing of shareholder accounts having a value of less than $1,000.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Underwriters Compensation [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to Shares)
Management Fees 4	1.38%	1.38%	1.38%
Service Fee	0.25%	0.25%	None
Distribution Fee	None	0.50%	None
Interest Expense on Borrowed Funds	1.26%	1.26%	1.26%
Other Expenses 5	2.24%	2.24%	2.24%
Total Annual Expenses	5.13%	5.63%	4.88%
Fee Waivers/Reimbursements/Recoupment 6	(1.44)%	(1.44)%	(1.44)%
Net Annual Expenses 7	3.69%	4.19%	3.44%

Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 1.15% of the Fund's Managed Assets. For the description of
“
Managed
Assets,
”
please see
“
Description of the Fund – Investment Adviser/Sub-Adviser
”
earlier in this Prospectus.

Other Expenses are estimated amounts for the current fiscal year and include estimated offering and organizational expenses.

The Investment Adviser is contractually obligated to limit expenses of the Fund through July 31, 2025 to the following: Class A Shares –
1.15
% of Managed Assets plus 1.05%
of average daily net assets; Class C Shares – 1.15% of Managed Assets plus 1.55% of average daily net assets; and Class I Shares – 1.15% of Managed Assets plus 0.80%
of average daily net assets. The obligation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement, to the extent such recoupment does not cause the Fund's operating expense ratio to exceed the lesser of (i) the expense limitation in effect at the time of the waiver, and (ii) the expense limitation in effect at the time of such repayment. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s Board.

If the expenses of the Fund are calculated on the Managed Assets of the Fund (assuming that the Fund has used leverage by borrowing an amount equal to 20% of the Fund’s
Managed Assets), the Net Annual Expenses for the Fund would be lower than the expenses shown in the table. Such lower Net Annual Expense ratios would be as follows:
3.12%, 3.62%, and 2.87% for Class A, Class C, and Class I shares, respectively.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Examples
The following Examples show the amount of the expenses that an investor in the Fund would bear on a $1,000 investment in the Fund that is held for the different time periods in the table. In the first table, it is assumed that the $1,000 remains invested over the entire 10-year period. As a result, no EWCs are included in the listed expense amounts.
The second table assumes that the $1,000 investment is tendered and repurchased at the end of each period shown.
As a result, EWCs are imposed on certain of those repurchases.
The Examples assume that all dividends and other distributions are reinvested at NAV and that the percentage amounts listed under Net Annual Expenses in the previous table remain the same in the years shown (except that the Fee
Waivers/Reimbursements only apply for the first year). The tables and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all investment companies
. The assumed 5% annual return
is not a prediction of, and does not represent, the projected or actual performance of the Fund's Shares. For more complete descriptions of certain of the Fund's costs and expenses, see
“
Classes of Shares,
”

“
Sales Charges,
”
and
“
Investment Management and Other Service Providers.
”

Example #1 — No Repurchases	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and borrowings by the Fund in an amount equal to 20% of its Managed Assets.
Class A Shares	$66	181	298	597
Class C Shares	$49	179	310	640
Class I Shares	$39	151	265	559

Example #2 — With Repurchases at Period End	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return, borrowings by the
Fund in an amount equal to 20% of its Managed Assets, and the tender and repurchase of the entire investment at the end of each period shown.

Class A Shares	$66	181	298	597
Class C Shares	$59	179	310	640
Class I Shares	$39	151	265	559
The purpose of each table is to assist you in understanding the various costs and expenses that an investor in the
Fund will bear directly or indirectly. See
“
Classes of Shares - Choosing a Share Class.
”
The foregoing Examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]
The purpose of each table is to assist you in understanding the various costs and expenses that an investor in the
Fund will bear directly or indirectly. See
“
Classes of Shares - Choosing a Share Class.
”

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses are estimated amounts for the current fiscal year and include estimated offering and organizational expenses.
Management Fee not based on Net Assets, Note [Text Block]
Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 1.15% of the Fund's Managed Assets. For the description of
“
Managed
Assets,
”
please see
“
Description of the Fund – Investment Adviser/Sub-Adviser
”
earlier in this Prospectus.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund's investment objective is to maximize total return through a combination of current income and capital appreciation.
The investment objective is non-fundamental and may be changed by a vote of the Trustees (the
“
Board
”
) without
approval of the shareholders of the Fund. The Fund will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. Thre is no guarantee the Fund will achieve its investment objective. The Fund seeks to achieve this investment objective by investing in the types of assets described below:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized credit instruments. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.
Securitized credit instruments include: commercial mortgage-backed securities (
“
CMBS
”
), asset-backed securities
(
“
ABS
”
) or collateralized loan obligations (
“
CLOs
”
); agency and non-agency residential mortgage-backed securities
(
“
RMBS
”
); collateralized mortgage obligations (
“
CMOs
”
); and other securitized investments representing interests in cashflows from various assets, such as loans, leases and warehouse facilities. These instruments may be fixed rate or adjustable rate instruments. Agency MBS are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (
“
GNMA
”
), the Federal National Mortgage Association (
“
FNMA
”
),
or the Federal Home Loan Mortgage Corporation (
“
FHLMC
”
). The Fund may also invest in other fixed-income instruments, which include bonds, debt instruments and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

Risk Factors [Table Text Block]
Risk is inherent in all investing. The following discussion summarizes some of the risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, please see the SAI.
Asset-Backed (including Mortgage-Backed) Securities:

Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default.
These
securities also
present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter-term securities.
Certain asset-backed (including mortgage-backed) securities may pay principal only at maturity or may represent only the right to receive payments of principal or interest on the underlying assets, but not both. The value of IO and PO instruments may change more than the value of debt securities that pay both principal and interest during periods of changing interest rates. PO instruments generally increase in value if interest rates decline, but are also subject to the risk of prepayment. IO instruments generally increase in value in a rising interest rate environment when fewer of the underlying obligations are prepaid. IO instruments could lose their entire value in a declining interest rate environment if the underlying obligations are prepaid.
The Fund may invest in real estate mortgage investment conduits (
“
REMICs
”
), which could include resecuritizations
of REMICs (
“
Re-REMICs
”
). A REMIC is an special purpose entity that pools mortgage loans and issues mortgage-backed securities. An interest in a Re-REMIC security may be riskier than the securities contributed to the special purpose entity, and the holders of the Re-REMIC securities may bear the costs associated with the securitization.
Senior tranche investments in mortgage-backed or asset-backed securities are paid from the cash flows from the underlying assets before the junior tranches and equity or
“
first loss
”
tranches. Any losses on the underlying assets
are first borne by the equity tranches, next by less junior tranches, and finally by the senior tranches. Accordingly, subordinated tranche investments, and especially
“
first loss
”
tranches, involve greater risk of loss than more senior
tranches.
These securities may be affected significantly by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans, which are loans made to borrowers with weakened credit histories and often have higher default rates.
Collateralized Loan Obligations:

A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
Commercial Real Estate Loans:

The Fund may invest in loans secured by commercial real estate. Loans on commercial real estate properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial real estate properties tend to be unique and are more difficult to value than residential properties.
Commercial real estate loans also tend to have shorter
maturities
than residential mortgage loans and are generally
not fully amortizing, which means that they may have a significant principal balance or
“
balloon
”
payment due on
maturity. Loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the collateral property at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.
Investing in commercial real estate loans is subject to cyclicality and other uncertainties. The cyclicality and leverage associated with commercial real estate loans also have historically resulted in periods, including significant periods, of adverse performance, including performance that may be materially more adverse than the performance associated with other investments. Commercial real estate loans generally are non-recourse to borrowers. Commercial real estate loans are subject to the effects of: (i) the ability of tenants to make lease payments; (ii) the ability of a property to attract and retain tenants, which may in turn be affected by local conditions, such as an oversupply of space or a reduction in demand for rental space in the area, the attractiveness of properties to tenants, competition from other available space and the ability of the owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions; (iii) the failure or insolvency of tenant businesses;
(iv) interest rate levels and the availability of credit to refinance such loans at or prior to maturity; (v) compliance with regulatory requirements and applicable laws, including environmental controls and regulations and (vi) increased operating costs, including energy costs and real estate taxes. Also, there may be costs and delays involved in enforcing rights of a property owner against tenants in default under the terms of leases with respect to commercial properties and such tenants may seek the protection of the bankruptcy laws, which can result in termination of lease contracts. If the properties securing the loans do not generate sufficient income to meet operating expenses, debt service, capital expenditure and tenant improvements, the obligors under the loans may be unable to make payments of principal and interest in a timely fashion. Income from and values of properties are also affected by such factors as the quality of the property manager, applicable laws, including tax laws, interest rate levels, the availability of financing for owners and tenants and the impact of and costs of compliance with environmental controls and regulations. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Similarly, trends in favor of online shopping may negatively affect the real estate market for commercial properties.
Covenant-Lite Loans:

Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered
“
covenant-lite
”
loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition.
Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Credit:

The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.

Asset-backed (including mortgage-backed) securities that are not issued by U.S. government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.
Credit (Loans):
Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund's investments in U.S.
dollar-denominated floating rate secured senior loans are expected to be rated below investment grade. Below investment grade loans commonly known as high-yielding, high risk investments or as
“
junk
”
investments involve a greater risk
that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly.
If borrowers do not make timely payments of the interest due on their loans, the yield on the Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the net asset value will decrease.
The Fund may also make investments in whole loans and debt instruments backed by residential loans or commercial loans that may carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential or commercial loans to vary over time. These risks are greater for subprime loans and loans secured by a single asset. Because they do not trade in a liquid market, residential and commercial loans can typically only be sold to a limited universe of institutional investors and may be difficult for the
Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the
Fund would bear the costs and liabilities of owning, holding or disposing of such property.
Loans that are senior and secured generally involve less risk than unsecured or subordinated (including second lien)
debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders. Loans that are senior and secured also may have collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which the Fund has invested, may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated. In addition, it is possible that disputes as to the nature or identity of the collateral securing a loan may delay the Fund's ability to realize on the collateral or, if the dispute is resolved adversely to the Fund, may prevent the Fund from realizing on assets it had considered to constitute collateral.
In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral.
Lower quality securities (including securities that are or have fallen below investment grade and are classified as
“
junk investments
”
or
“
high yield securities
”
) have greater credit risk and liquidity risk than higher quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. Investment decisions are based largely on the credit analysis performed by the manager, and not on rating agency evaluation. This analysis may be difficult to perform.
Information about a loan and its borrower generally is not in the public domain. Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange
Act of 1934, as amended, because loans may not be considered
“
securities
”
under such laws. In addition, many
borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
The Fund’s ability to pay
dividends and repurchase its Shares is dependent upon the performance of the assets in its portfolio.
Credit Default Swaps:

The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the
“
par value
”
(full notional value) of the swap in exchange for an
equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Credit Risk Transfer Securities
:
Credit risk transfer securities (
“
CRTs
”
) are fixed- or variable-rate unsecured general
obligations issued from time to time by FHLMC, FMNA or other government sponsored entities (
“
GSEs
”
) and in certain
cases private entities. CRTs that are not structured as REMICs are unguaranteed and unsecured debt securities issued by the GSE and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its non-REMIC CRT or goes through a bankruptcy, insolvency or similar proceeding, holders of such CRTs have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured creditors in such a scenario. The risks associated with an investment in CRTs are different than the risks associated with an investment in mortgage-backed securities subject to a guarantee or the credit support of FHLMC, FMNA, or other GSEs because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors in CRTs. As a result, the risk of loss is substantially greater. CRTs may also be issued by private entities, such as banks or other financial institutions. Such securities are subject to risks similar to those associated with credit risk transfer securities issued by GSEs, though they may be less creditworthy than a GSE.
Currency:
To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may
fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by the U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the U.S. or abroad.
Demand for Loans:

An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the Fund’s net asset value to decline and reduce the liquidity of the Fund’s loan holdings.
Derivative Instruments:

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits.
When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Generally, derivatives are sophisticated
financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, reference rate, or index. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures. Certain derivatives in which the Fund may invest may be negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying instruments may experience periods of illiquidity which could cause the Fund to hold a position it might otherwise sell, or to sell a position it otherwise might hold at an inopportune time or price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other jurisdictions outside of the European Union, including the United Kingdom)
has implemented or is in the process of implementing similar requirements, which may affect the Fund when it enters into a derivatives transaction with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. Because these requirements are relatively new and evolving (and some of the rules are not yet
final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks.
Duration:

One measure of risk for the Fund’s investments in fixed-income instruments, including certain securitized credit instruments is duration. Duration measures the sensitivity of a fixed-income instrument’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration measures the average life of a fixed-income instrument on a present value basis by incorporating into one measure a credit instrument’s yield, coupons, final maturity and call features. As a point of reference, the duration of a non-callable
7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable
7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. Generally, the Fund’s investments in fixed-income instruments will decrease in value if interest rates rise and increase in value if interest rates fall. For example, the price of a fixed-income instrument with a duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a fixed-income instrument with a duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. Normally, the longer the maturity or duration of the fixed-income instruments the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.
Floating Rate Investments:

The Fund’s investments will include floating rate investments, which are securities and other instruments with interest rates that adjust or
“
float
”
periodically based on a specified interest rate or other
reference and include floating rate loans, repurchase agreements, money market securities and shares of money market and short-term bond funds. The interest rates on these investments may be reset daily, weekly, monthly, quarterly, or some other reset period, and may have a floor or ceiling on interest rate changes. Changes in short-term market interest rates will directly affect the yield on investments in floating or variable rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. See also the principal risk titled
“
Interest
Rate for Floating or Variable Rate Loans.
”
Floating or Variable Rate Loans:

In the event a borrower fails to pay scheduled interest or principal payments on a floating or variable rate loan, the Fund will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered
“
securities
”
under such laws. Additionally, the value of
collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. This risk is increased if the Fund’s loans are with a single borrower or secured by a single asset. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the
Fund to meet its redemption obligations, and may limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Foreign (Non-U.S.) Investments:
To the extent the Fund invests in securities of issuers in markets outside the U.S., its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; wars; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting, auditing and financial reporting standards and practices; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses.
Economic or other sanctions imposed on a foreign (non-U.S.) country or issuer by the U.S. or on the U.S. by a foreign
(non-U.S.) country, could impair the Fund's ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. In addition, foreign withholding or other taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign (non-U.S.) investments. Depositary receipts are subject to risks of foreign (non-U.S.) investments and might not always track the price of the underlying foreign (non-U.S.) security.
Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Futures Contracts:

The loss to the Fund resulting from its use of futures contracts (or
“
futures
”
) is potentially unlimited.
Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. The Fund’s ability to establish and close out positions in futures contracts requires a liquid secondary market.
A liquid secondary market may not exist for any particular futures contract at any particular time, and as a result the
Fund runs the risk that it will be unable when it wishes to effect closing transactions to terminate its exposure under that contract. In using futures contracts, the Fund relies on the Sub-Adviser’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge.
The Fund typically will be required to post margin with its futures commission merchant when purchasing a futures contract. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments and runs the risk of having to do so at a disadvantageous time. The Fund also runs the risk of being unable to recover, or be delayed in recovering, margin or other amounts deposited with a futures commission merchant. For example, should the futures commission merchant become insolvent, the Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of an increase in the price of its positions.
The Fund may invest in futures contracts traded on exchanges outside the United States. Neither those contracts nor the foreign exchanges are subject to regulation by the Commodity Futures Trading Commission or other U.S. regulators.
In addition, foreign futures contracts may be less liquid and more volatile than U.S. futures contracts.
High-Yield Securities:

Lower-quality securities (including securities that are or have fallen below investment grade and are classified as
“
junk investments
”
or
“
high-yield securities
”
) have greater credit risk and liquidity risk than higher-quality
(investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Interest in Loans:

The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans
may
be fully collateralized
when purchased, such collateral may become illiquid or decline in value.
Interest Rate:

Changes in short-term market interest rates will directly affect the yield on Shares. If short-term market interest rates fall, the yield on Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the
Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this Prospectus, the United States has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential changes in government policy may affect interest rates.
Market interest rate changes also may cause the Fund’s net asset value to experience moderate volatility. This is because the value of a loan asset held by the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan, given its individual credit and other characteristics.
If market interest rates change, a loan’s value could be affected to the extent the interest rate paid on that loan does not reset at the same time. As discussed above, the Fund will ordinarily maintain a dollar-weighted average time until the next interest rate adjustment on its loans of 90 days or less. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.
To the extent that changes in market rates of interest are reflected not in a change to a base rate but in a change in the spread over the base rate which is payable on loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in a loan’s value based on changes in the market spread on loans in the Fund’s portfolio may be of longer duration.
Finally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack the resources to meet higher debt service requirements. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases.
Interest Rate for Floating or Variable Rate Loans:

Changes in short-term market interest rates will directly affect the yield on investments in floating or variable rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the
Fund’s yield will also be affected by whether, and the extent to which, the floating or variable rate loans in the Fund’s portfolio are subject to floors on the secured overnight funding rate (
“
SOFR
”
) base rate or other reference benchmark
on which interest is calculated for such loans (a
“
benchmark floor
”
). So long as the base rate for a loan remains
under the applicable benchmark floor, changes in short-term market interest rates will not affect the yield on such loans. In addition, to the extent that changes in market interest rates are reflected not in a change to a base rate such as SOFR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. As of the date of this Prospectus, the U.S has recently experienced a rising market interest rate environment, which may increase the
Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential future changes in government policy may affect interest rates.
Inverse Floating Rate Instrument:

Inverse floaters are leveraged inverse floating rate credit instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.
Leverage:

The Fund currently utilizes leverage primarily through reverse repurchase agreements and may also obtain leverage through credit default swaps, dollar rolls and borrowings such as through bank loans or commercial paper and/or other credit facilities.
The Fund’s use of leverage, if any, creates the opportunity for increased Share net income, but also creates special risks for shareholders. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful.
Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objective and policies. Interest expense payable by the Fund with respect to derivatives transactions and other forms of leverage, will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest expenses and other costs to the
Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses. Leverage creates several major types of risks for shareholders, including:
•
the likelihood of greater volatility of NAV and market price of Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•
the possibility either that Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time; and
•
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Shares.
Capital raised through leverage will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. There can be no assurance that the Fund’s income from the proceeds of leverage will exceed these costs. The manager seeks to use leverage for the purposes of making additional investments only if they believe, at the time of using leverage, that the total return on the assets purchased with such funds will exceed interest payments and other costs on the leverage.
The Fund is not permitted to declare dividends or other distributions, including dividends and distributions with respect to Shares, or to purchase Shares unless the Fund meets certain asset coverage requirements. The failure to pay distributions or dividends could result in the Fund ceasing to qualify as a regulated investment company (
“
RIC
”
) under
the Internal Revenue Code of 1986, as amended.
Because the fees received by the Investment Adviser are based on the average daily total managed assets of the
Fund (including assets attributable to any reverse repurchase agreements, dollar rolls and borrowings) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls and borrowings), the Investment
Adviser has a financial incentive for the Fund to use certain forms of leverage (e.g., reverse repurchase agreements, dollar rolls and borrowings), which may create a conflict of interest between the Investment Adviser, on the one hand, and the shareholders, on the other hand.
LIBOR Transition and Reference Benchmarks:

The London Interbank Offered Rate (
“
LIBOR
”
) was the offered rate
for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly but the full impact of the transition on the
Fund or the financial instruments in which the Fund invests cannot yet be fully determined.
In addition, interest rates or other types of rates and indices which are classed as
“
benchmarks
”
have been the subject
of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the
“
Benchmarks Regulation
”
). The
Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act
2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU
Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely.
Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Limited Liquidity For Investors:

The Fund does not repurchase its shares on a daily basis and no market for the
Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make quarterly repurchase offers for not less than 5% and not more than 25% of its outstanding Shares. If more than 5% of Shares are tendered, investors may not be able to completely liquidate their holdings in any quarter. Shareholders also will not have liquidity between these quarterly repurchase dates.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.
The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund's Board of Trustees (the
“
Board
”
) may determine to increase the
amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline.
In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase
Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the
NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the
Fund may be a taxable event to Shareholders.
Limited Operating History:

The Fund has a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision. In addition, there can be no assurance that the
Fund will be able to implement its investment strategy and investment approach or achieve its investment objective.
Limited Secondary Market for Loans:

Because of the limited secondary market for loans, the Fund, through its investments in loans directly or indirectly through its investments in securitized credit instruments, may be limited in its ability to sell loans in its portfolio in a timely fashion and/or at a favorable price. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its repurchase obligations and may increase the amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Although the re-sale, or secondary market for loans has grown substantially in recent years, both in overall size and number of market participants, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is a private, unregulated inter-dealer or inter-bank re-sale market.
Loans usually trade in large denominations and trades can be infrequent and the market for loans may experience volatility. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some loans will be relatively illiquid.
In addition, loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell loans and can adversely affect the price that can be obtained.
These considerations may cause the Fund to sell assets at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.
From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for loans) first experiences volatility and then decreased liquidity.
Such conditions, or other similar conditions, may then adversely affect the value of loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell loans at prices at which they have historically or recently traded, thereby further reducing liquidity.
Declines in the Fund's share price or other market developments (which may be more severe than these prior declines)
may lead to increased repurchases, which could cause the Fund to have to sell loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets.
In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid loans and other investments in order to satisfy an initial wave of repurchases while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
During its quarterly repurchase offers, the Fund is required to maintain a percentage of its portfolio, equal to the value of the repurchase amounts, in securities that can be sold or disposed of at approximately the price at which the Fund has valued the investment, within a period equal to the period between a repurchase request deadline and the repurchase payment deadline, or of assets that mature by the next repurchase payment deadline. The requirement to keep a portion of the portfolio in liquid securities, however, could negatively impact performance.
Liquidity:

If an investment is illiquid, the Fund might be unable to sell the investment at a time when the Fund’s manager might wish to sell, or at all. Many of the Fund’s investments may be illiquid. The term
“
illiquid investments
”
for this
purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, exposing the Fund to the risk that the prices at which it sells illiquid investments will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. Illiquid investments may become harder to value, especially in changing markets. The prices of illiquid investments may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
In such cases, the Fund, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.
The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Market:

The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
Market Disruption and Geopolitical:

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions.
The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S.
or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments.
Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
Options:

The Fund may buy or write (sell) call options and put options on futures and other instruments. The market price of options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment;
and the time remaining before an option’s expiration. The ability to trade in or exercise options may be restricted, including in the event that trading in the underlying reference becomes restricted. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi)
a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options
(or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. The Options can also be traded off exchanges in the over-the-counter (
“
OTC
”
) market. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options are generally established through negotiation with the other party to the option contract. While this type of arrangement allows the
Fund greater flexibility to tailor an option to its needs, OTC options can be less liquid than exchange-traded options and generally involve greater counterparty credit risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. Purchasers of options who fail to exercise their options prior to the expiration date suffer a loss of the premium paid.
Prepayment and Extension:
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts:

Investing in real estate companies and REITs may subject
the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that the Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer.
Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Regulatory Risks for Loans:

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds.
While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans as open-end funds subject to the rule exit the market. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.
Repurchase Agreements:

In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Residential Mortgage Loans:

The Fund may invest in loans secured by residential real estate, including potentially mortgages made to borrowers with lower credit scores, through its investments in loans directly or indirectly through its investments in securitized credit instruments. Accordingly, such mortgage loans may be more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans. A decline or an extended flattening of home prices and appraisal values may result in increases in delinquencies and losses on residential mortgage loans, particularly with respect to second homes and investor properties and with respect to any residential mortgage loan where the aggregate loan amount (including any subordinate liens) is close to or greater than the related property value. Mortgage loans, including mortgage loans backing mortgage-backed securities, in which the Fund may invest, may include non-qualified mortgage (
“
Non-QM
”
) loans. Non-QM loans do not comply with the rules of the
Consumer Financial Protection Bureau relating to qualified mortgages and are subject to increased risk of loss.
Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans. Borrowers with adjustable payment mortgage loans will be exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, to the rate computed in accordance with the applicable index and margin.
Certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the required minimum monthly payments are less than the interest accrued on the loan, the interest shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.
Reverse Repurchase Agreements and Dollar Roll Transactions:

Reverse repurchase agreements involve sales of
portfolio securities to another party and an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls involve selling securities (
e.g
., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage-dollar rolls and U.S. Treasury rolls are types of dollar rolls. During the roll period, principal and interest paid on the securities is not received but proceeds from the sale can be invested.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.  If the buyer of securities under a reverse repurchase agreement or dollar rolls files for bankruptcy or becomes insolvent, such a buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the obligation to repurchase the securities and use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Reverse repurchase agreements entail many of the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. There is no assurance that reverse repurchase agreements or dollar rolls can be successfully employed.
Further, the Fund’s investments in reverse repurchase agreements will be treated as
“
derivatives
”
in connection with
the Fund’s compliance with Rule 18f-4. Pursuant to Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives, and the Fund’s derivatives exposure (including its use of reverse repurchase agreements) is limited through a VaR test. Rule 18f-4 may restrict the Fund’s ability to enter into reverse repurchase agreements and/or increase the costs of such reverse repurchase agreements, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.
Securities Lending:

Securities lending involves two primary risks:
“
investment risk
”
and
“
borrower default risk.
”
When lending
securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage.
The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile.
The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
Securities Lending:

To generate additional income, the Fund may lend portfolio securities, on a short- or long-term basis, in an amount up to 33
 1
∕
3
% of the Fund’s total assets, to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.
The Fund seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, the Fund will be protected to the extent the Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities.
The Fund is protected by its securities lending agent, which has agreed to indemnify the Fund from losses resulting from borrower default.
Temporary Defensive Positions:

When market conditions make it advisable, the Fund may hold a portion of its assets in cash and short-term interest bearing instruments. Moreover, in periods when, in the opinion of the manager, a temporary defensive position is appropriate, up to 100% of the Fund’s assets may be held in cash, short-term interest bearing instruments and/or any other securities the manager considers consistent with a temporary defensive position.
The Fund may not achieve its investment objective when pursuing a temporary defensive position.
U.S. Government Securities and Obligations:

U.S. government securities are obligations of, or guaranteed by, the
U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
Some U.S. government securities are
backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the
U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills, and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small
Business Administration, and the Farmers Home Administration, among others
. Other U.S. government securities are
not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service.
Other U.S. government securities are backed solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and, therefore, involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank,
among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to price declines due to changing market interest rates. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund that holds securities of the entity will be adversely impacted.
Valuation of Loans:

The Fund values its assets every day the New York Stock Exchange is open for regular trading.
However, because the secondary market for loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the
Fund. Reliable market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.
Warehouse Investments:

In connection with its investments in certain securitized credit instruments, such as CLOs,
ABS and RMBS, the Fund may also invest in interests in warehouse investments (
“
Warehouse Investments
”
). Warehouses
are financing structures created prior to and in anticipation of a securitization closing and issuing securities and are intended to aggregate direct loans, mortgage loans, corporate loans, and/or other debt obligations that may be used to form the basis of securitized credit instruments. To finance the acquisition of a warehouse’s assets, a financing facility (a
“
Warehouse Facility
”
) is often opened by (i) the entity or affiliates of the entity that will become the securitized credit instruments manager (in the case of CLOs) upon its closing and/or (ii) third-party investors or arrangers that may or may not invest in the securitized credit instruments. The period from the date that a warehouse is opened and asset accumulation begins to the date that the securitized credit instrument closes is commonly referred to as the
“
warehousing period.
”
In practice, Warehouse Investments are structured in a variety of legal forms, including subscriptions for equity interests, loss sharing agreements or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of closing.
A Warehouse Investment generally bears the risk that (i) the warehoused assets will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in the securitization and a loss is incurred upon their disposition, and (iii) the anticipated securitization is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular securitization may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.
There can be no assurance that a securitization related to Warehouse Investments will be consummated. In the event a planned securitization is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is sometimes used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments where leverage is utilized. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse
Investment.
The Warehouse Investments represent temporary financing of the underlying assets of a warehouse, in some instances without the benefit of protection from losses. Therefore, the value of a Warehouse Investment is often directly affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and
(iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the
nature of a Warehouse
Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid.
When-Issued, Delayed Delivery, and Forward Commitment Transactions:
When-issued, delayed delivery, and forward
commitment transactions involve the risk that the security the Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Further Information About Principal Risks
The following provides additional information about certain aspects of the principal risks described above.
Counterparty:

The entity with which the Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when the Fund conducts business with a limited number of counterparties.
Inflation:

Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the value of the
Fund could decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to the Fund’s investors or adversely affect the value of shareholders' investments in the Fund.
Manager:

The Fund is subject to manager risk because it is an actively managed investment portfolio. The Investment
Adviser, the Sub-Adviser, or each individual portfolio manager will make judgments and apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions will produce the desired results. The Fund’s portfolio may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Operational:

The

Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses or impairing the Fund’s operations. Information relating to the Fund’s investments has been and will in the future be delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE CAPITAL STRUCTURE
Shares
The Fund's Declaration of Trust authorizes the issuance of an unlimited number of Shares of beneficial interest. All
Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable and will have no pre-emptive or conversion rights or rights to cumulative voting.
Borrowings
The Fund's Declaration of Trust authorizes the Fund, without the prior approval of holders of Shares, to borrow money.
In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings, reverse repurchase agreements or commercial paper) and may secure any such borrowings by mortgaging, pledging
,
or
otherwise
granting a security interest in the Fund's assets. See
“
Risk Factors and Special Considerations.
”

Security Dividends [Text Block]
Each Share of the Fund has one vote and shares equally in dividends and distributions, when and if, declared by the
Fund, and in the Fund's net assets upon liquidation. Matters such as approval of new advisory agreements and changes in a fundamental policy of the Fund require the affirmative vote of all shareholders. Matters affecting a certain class of the Fund will be voted on by shareholders of that particular class.
All Shares, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to any of the Shares. Shares do not have cumulative voting rights and, as such, holders of more than 50% of the Shares voting for trustees representing the holder of Shares can elect all trustees representing the holders of Shares and the remaining shareholders would not be able to elect any such trustees.
Trustees will be elected by holders of Shares voting separately as a single class.

Security Voting Rights [Text Block]
Each Share of the Fund has one vote and shares equally in dividends and distributions, when and if, declared by the
Fund, and in the Fund's net assets upon liquidation. Matters such as approval of new advisory agreements and changes in a fundamental policy of the Fund require the affirmative vote of all shareholders. Matters affecting a certain class of the Fund will be voted on by shareholders of that particular class.

Security Liquidation Rights [Text Block]
Each Share of the Fund has one vote and shares equally in dividends and distributions, when and if, declared by the
Fund, and in the Fund's net assets upon liquidation. Matters such as approval of new advisory agreements and changes in a fundamental policy of the Fund require the affirmative vote of all shareholders. Matters affecting a certain class of the Fund will be voted on by shareholders of that particular class.
All Shares, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to any of the Shares. Shares do not have cumulative voting rights and, as such, holders of more than 50% of the Shares voting for trustees representing the holder of Shares can elect all trustees representing the holders of Shares and the remaining shareholders would not be able to elect any such trustees.
Trustees will be elected by holders of Shares voting separately as a single class.

Outstanding Securities [Table Text Block]
Status of Shares
The following table sets forth information about the Fund's outstanding Shares as of February 12, 2024:

Title of Class	Number Authorized	Number Held By the Fund or for its Own Account	Number Outstanding
Class A Shares	Unlimited	0	5,000
Class C Shares	Unlimited	0	5,000
Class I Shares	Unlimited	0	10,000

AssetBacked including MortgageBacked Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed (including Mortgage-Backed) Securities:

Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default.
These
securities also
present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter-term securities.
Certain asset-backed (including mortgage-backed) securities may pay principal only at maturity or may represent only the right to receive payments of principal or interest on the underlying assets, but not both. The value of IO and PO instruments may change more than the value of debt securities that pay both principal and interest during periods of changing interest rates. PO instruments generally increase in value if interest rates decline, but are also subject to the risk of prepayment. IO instruments generally increase in value in a rising interest rate environment when fewer of the underlying obligations are prepaid. IO instruments could lose their entire value in a declining interest rate environment if the underlying obligations are prepaid.
The Fund may invest in real estate mortgage investment conduits (
“
REMICs
”
), which could include resecuritizations
of REMICs (
“
Re-REMICs
”
). A REMIC is an special purpose entity that pools mortgage loans and issues mortgage-backed securities. An interest in a Re-REMIC security may be riskier than the securities contributed to the special purpose entity, and the holders of the Re-REMIC securities may bear the costs associated with the securitization.
Senior tranche investments in mortgage-backed or asset-backed securities are paid from the cash flows from the underlying assets before the junior tranches and equity or
“
first loss
”
tranches. Any losses on the underlying assets
are first borne by the equity tranches, next by less junior tranches, and finally by the senior tranches. Accordingly, subordinated tranche investments, and especially
“
first loss
”
tranches, involve greater risk of loss than more senior
tranches.
These securities may be affected significantly by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans, which are loans made to borrowers with weakened credit histories and often have higher default rates.

Collateralized Loan Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations:

A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.

Commercial Real Estate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Real Estate Loans:

The Fund may invest in loans secured by commercial real estate. Loans on commercial real estate properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial real estate properties tend to be unique and are more difficult to value than residential properties.
Commercial real estate loans also tend to have shorter
maturities
than residential mortgage loans and are generally
not fully amortizing, which means that they may have a significant principal balance or
“
balloon
”
payment due on
maturity. Loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the collateral property at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.
Investing in commercial real estate loans is subject to cyclicality and other uncertainties. The cyclicality and leverage associated with commercial real estate loans also have historically resulted in periods, including significant periods, of adverse performance, including performance that may be materially more adverse than the performance associated with other investments. Commercial real estate loans generally are non-recourse to borrowers. Commercial real estate loans are subject to the effects of: (i) the ability of tenants to make lease payments; (ii) the ability of a property to attract and retain tenants, which may in turn be affected by local conditions, such as an oversupply of space or a reduction in demand for rental space in the area, the attractiveness of properties to tenants, competition from other available space and the ability of the owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions; (iii) the failure or insolvency of tenant businesses;
(iv) interest rate levels and the availability of credit to refinance such loans at or prior to maturity; (v) compliance with regulatory requirements and applicable laws, including environmental controls and regulations and (vi) increased operating costs, including energy costs and real estate taxes. Also, there may be costs and delays involved in enforcing rights of a property owner against tenants in default under the terms of leases with respect to commercial properties and such tenants may seek the protection of the bankruptcy laws, which can result in termination of lease contracts. If the properties securing the loans do not generate sufficient income to meet operating expenses, debt service, capital expenditure and tenant improvements, the obligors under the loans may be unable to make payments of principal and interest in a timely fashion. Income from and values of properties are also affected by such factors as the quality of the property manager, applicable laws, including tax laws, interest rate levels, the availability of financing for owners and tenants and the impact of and costs of compliance with environmental controls and regulations. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Similarly, trends in favor of online shopping may negatively affect the real estate market for commercial properties.

CovenantLite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans:

Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered
“
covenant-lite
”
loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition.
Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.

Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit:

The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.

Asset-backed (including mortgage-backed) securities that are not issued by U.S. government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.

Credit Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit (Loans):
Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund's investments in U.S.
dollar-denominated floating rate secured senior loans are expected to be rated below investment grade. Below investment grade loans commonly known as high-yielding, high risk investments or as
“
junk
”
investments involve a greater risk
that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly.
If borrowers do not make timely payments of the interest due on their loans, the yield on the Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the net asset value will decrease.
The Fund may also make investments in whole loans and debt instruments backed by residential loans or commercial loans that may carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential or commercial loans to vary over time. These risks are greater for subprime loans and loans secured by a single asset. Because they do not trade in a liquid market, residential and commercial loans can typically only be sold to a limited universe of institutional investors and may be difficult for the
Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the
Fund would bear the costs and liabilities of owning, holding or disposing of such property.
Loans that are senior and secured generally involve less risk than unsecured or subordinated (including second lien)
debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders. Loans that are senior and secured also may have collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which the Fund has invested, may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated. In addition, it is possible that disputes as to the nature or identity of the collateral securing a loan may delay the Fund's ability to realize on the collateral or, if the dispute is resolved adversely to the Fund, may prevent the Fund from realizing on assets it had considered to constitute collateral.
In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral.
Lower quality securities (including securities that are or have fallen below investment grade and are classified as
“
junk investments
”
or
“
high yield securities
”
) have greater credit risk and liquidity risk than higher quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. Investment decisions are based largely on the credit analysis performed by the manager, and not on rating agency evaluation. This analysis may be difficult to perform.
Information about a loan and its borrower generally is not in the public domain. Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange
Act of 1934, as amended, because loans may not be considered
“
securities
”
under such laws. In addition, many
borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
The Fund’s ability to pay
dividends and repurchase its Shares is dependent upon the performance of the assets in its portfolio.

Credit Default Swaps [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps:

The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the
“
par value
”
(full notional value) of the swap in exchange for an
equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.

Credit Risk Transfer Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk Transfer Securities
:
Credit risk transfer securities (
“
CRTs
”
) are fixed- or variable-rate unsecured general
obligations issued from time to time by FHLMC, FMNA or other government sponsored entities (
“
GSEs
”
) and in certain
cases private entities. CRTs that are not structured as REMICs are unguaranteed and unsecured debt securities issued by the GSE and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its non-REMIC CRT or goes through a bankruptcy, insolvency or similar proceeding, holders of such CRTs have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured creditors in such a scenario. The risks associated with an investment in CRTs are different than the risks associated with an investment in mortgage-backed securities subject to a guarantee or the credit support of FHLMC, FMNA, or other GSEs because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors in CRTs. As a result, the risk of loss is substantially greater. CRTs may also be issued by private entities, such as banks or other financial institutions. Such securities are subject to risks similar to those associated with credit risk transfer securities issued by GSEs, though they may be less creditworthy than a GSE.

Currency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency:
To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may
fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by the U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the U.S. or abroad.

Demand for Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Demand for Loans:

An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the Fund’s net asset value to decline and reduce the liquidity of the Fund’s loan holdings.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivative Instruments:

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits.
When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Generally, derivatives are sophisticated
financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, reference rate, or index. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures. Certain derivatives in which the Fund may invest may be negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying instruments may experience periods of illiquidity which could cause the Fund to hold a position it might otherwise sell, or to sell a position it otherwise might hold at an inopportune time or price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other jurisdictions outside of the European Union, including the United Kingdom)
has implemented or is in the process of implementing similar requirements, which may affect the Fund when it enters into a derivatives transaction with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. Because these requirements are relatively new and evolving (and some of the rules are not yet
final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks.

Duration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration:

One measure of risk for the Fund’s investments in fixed-income instruments, including certain securitized credit instruments is duration. Duration measures the sensitivity of a fixed-income instrument’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration measures the average life of a fixed-income instrument on a present value basis by incorporating into one measure a credit instrument’s yield, coupons, final maturity and call features. As a point of reference, the duration of a non-callable
7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable
7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. Generally, the Fund’s investments in fixed-income instruments will decrease in value if interest rates rise and increase in value if interest rates fall. For example, the price of a fixed-income instrument with a duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a fixed-income instrument with a duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. Normally, the longer the maturity or duration of the fixed-income instruments the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Floating Rate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating Rate Investments:

The Fund’s investments will include floating rate investments, which are securities and other instruments with interest rates that adjust or
“
float
”
periodically based on a specified interest rate or other
reference and include floating rate loans, repurchase agreements, money market securities and shares of money market and short-term bond funds. The interest rates on these investments may be reset daily, weekly, monthly, quarterly, or some other reset period, and may have a floor or ceiling on interest rate changes. Changes in short-term market interest rates will directly affect the yield on investments in floating or variable rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. See also the principal risk titled
“
Interest
Rate for Floating or Variable Rate Loans.
”

Floating or Variable Rate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating or Variable Rate Loans:

In the event a borrower fails to pay scheduled interest or principal payments on a floating or variable rate loan, the Fund will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered
“
securities
”
under such laws. Additionally, the value of
collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. This risk is increased if the Fund’s loans are with a single borrower or secured by a single asset. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the
Fund to meet its redemption obligations, and may limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.

Foreign NonUS Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign (Non-U.S.) Investments:
To the extent the Fund invests in securities of issuers in markets outside the U.S., its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; wars; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting, auditing and financial reporting standards and practices; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses.
Economic or other sanctions imposed on a foreign (non-U.S.) country or issuer by the U.S. or on the U.S. by a foreign
(non-U.S.) country, could impair the Fund's ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. In addition, foreign withholding or other taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign (non-U.S.) investments. Depositary receipts are subject to risks of foreign (non-U.S.) investments and might not always track the price of the underlying foreign (non-U.S.) security.
Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Futures Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contracts:

The loss to the Fund resulting from its use of futures contracts (or
“
futures
”
) is potentially unlimited.
Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. The Fund’s ability to establish and close out positions in futures contracts requires a liquid secondary market.
A liquid secondary market may not exist for any particular futures contract at any particular time, and as a result the
Fund runs the risk that it will be unable when it wishes to effect closing transactions to terminate its exposure under that contract. In using futures contracts, the Fund relies on the Sub-Adviser’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge.
The Fund typically will be required to post margin with its futures commission merchant when purchasing a futures contract. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments and runs the risk of having to do so at a disadvantageous time. The Fund also runs the risk of being unable to recover, or be delayed in recovering, margin or other amounts deposited with a futures commission merchant. For example, should the futures commission merchant become insolvent, the Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of an increase in the price of its positions.
The Fund may invest in futures contracts traded on exchanges outside the United States. Neither those contracts nor the foreign exchanges are subject to regulation by the Commodity Futures Trading Commission or other U.S. regulators.
In addition, foreign futures contracts may be less liquid and more volatile than U.S. futures contracts.

HighYield Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield Securities:

Lower-quality securities (including securities that are or have fallen below investment grade and are classified as
“
junk investments
”
or
“
high-yield securities
”
) have greater credit risk and liquidity risk than higher-quality
(investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.

Interest in Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest in Loans:

The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans
may
be fully collateralized
when purchased, such collateral may become illiquid or decline in value.

Interest Rate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate:

Changes in short-term market interest rates will directly affect the yield on Shares. If short-term market interest rates fall, the yield on Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the
Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this Prospectus, the United States has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential changes in government policy may affect interest rates.
Market interest rate changes also may cause the Fund’s net asset value to experience moderate volatility. This is because the value of a loan asset held by the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan, given its individual credit and other characteristics.
If market interest rates change, a loan’s value could be affected to the extent the interest rate paid on that loan does not reset at the same time. As discussed above, the Fund will ordinarily maintain a dollar-weighted average time until the next interest rate adjustment on its loans of 90 days or less. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.
To the extent that changes in market rates of interest are reflected not in a change to a base rate but in a change in the spread over the base rate which is payable on loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in a loan’s value based on changes in the market spread on loans in the Fund’s portfolio may be of longer duration.
Finally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack the resources to meet higher debt service requirements. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases.

Interest Rate for Floating or Variable Rate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate for Floating or Variable Rate Loans:

Changes in short-term market interest rates will directly affect the yield on investments in floating or variable rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the
Fund’s yield will also be affected by whether, and the extent to which, the floating or variable rate loans in the Fund’s portfolio are subject to floors on the secured overnight funding rate (
“
SOFR
”
) base rate or other reference benchmark
on which interest is calculated for such loans (a
“
benchmark floor
”
). So long as the base rate for a loan remains
under the applicable benchmark floor, changes in short-term market interest rates will not affect the yield on such loans. In addition, to the extent that changes in market interest rates are reflected not in a change to a base rate such as SOFR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. As of the date of this Prospectus, the U.S has recently experienced a rising market interest rate environment, which may increase the
Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential future changes in government policy may affect interest rates.

Inverse Floating Rate Instrument [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floating Rate Instrument:

Inverse floaters are leveraged inverse floating rate credit instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage:

The Fund currently utilizes leverage primarily through reverse repurchase agreements and may also obtain leverage through credit default swaps, dollar rolls and borrowings such as through bank loans or commercial paper and/or other credit facilities.
The Fund’s use of leverage, if any, creates the opportunity for increased Share net income, but also creates special risks for shareholders. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful.
Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objective and policies. Interest expense payable by the Fund with respect to derivatives transactions and other forms of leverage, will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest expenses and other costs to the
Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses. Leverage creates several major types of risks for shareholders, including:
•
the likelihood of greater volatility of NAV and market price of Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•
the possibility either that Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time; and
•
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Shares.
Capital raised through leverage will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. There can be no assurance that the Fund’s income from the proceeds of leverage will exceed these costs. The manager seeks to use leverage for the purposes of making additional investments only if they believe, at the time of using leverage, that the total return on the assets purchased with such funds will exceed interest payments and other costs on the leverage.
The Fund is not permitted to declare dividends or other distributions, including dividends and distributions with respect to Shares, or to purchase Shares unless the Fund meets certain asset coverage requirements. The failure to pay distributions or dividends could result in the Fund ceasing to qualify as a regulated investment company (
“
RIC
”
) under
the Internal Revenue Code of 1986, as amended.
Because the fees received by the Investment Adviser are based on the average daily total managed assets of the
Fund (including assets attributable to any reverse repurchase agreements, dollar rolls and borrowings) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls and borrowings), the Investment
Adviser has a financial incentive for the Fund to use certain forms of leverage (e.g., reverse repurchase agreements, dollar rolls and borrowings), which may create a conflict of interest between the Investment Adviser, on the one hand, and the shareholders, on the other hand.

LIBOR Transition and Reference Benchmarks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Transition and Reference Benchmarks:

The London Interbank Offered Rate (
“
LIBOR
”
) was the offered rate
for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly but the full impact of the transition on the
Fund or the financial instruments in which the Fund invests cannot yet be fully determined.
In addition, interest rates or other types of rates and indices which are classed as
“
benchmarks
”
have been the subject
of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the
“
Benchmarks Regulation
”
). The
Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act
2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU
Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely.
Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Limited Liquidity For Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Liquidity For Investors:

The Fund does not repurchase its shares on a daily basis and no market for the
Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make quarterly repurchase offers for not less than 5% and not more than 25% of its outstanding Shares. If more than 5% of Shares are tendered, investors may not be able to completely liquidate their holdings in any quarter. Shareholders also will not have liquidity between these quarterly repurchase dates.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.
The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund's Board of Trustees (the
“
Board
”
) may determine to increase the
amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline.
In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase
Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the
NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the
Fund may be a taxable event to Shareholders.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History:

The Fund has a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision. In addition, there can be no assurance that the
Fund will be able to implement its investment strategy and investment approach or achieve its investment objective.

Limited Secondary Market for Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Secondary Market for Loans:

Because of the limited secondary market for loans, the Fund, through its investments in loans directly or indirectly through its investments in securitized credit instruments, may be limited in its ability to sell loans in its portfolio in a timely fashion and/or at a favorable price. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its repurchase obligations and may increase the amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Although the re-sale, or secondary market for loans has grown substantially in recent years, both in overall size and number of market participants, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is a private, unregulated inter-dealer or inter-bank re-sale market.
Loans usually trade in large denominations and trades can be infrequent and the market for loans may experience volatility. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some loans will be relatively illiquid.
In addition, loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell loans and can adversely affect the price that can be obtained.
These considerations may cause the Fund to sell assets at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.
From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for loans) first experiences volatility and then decreased liquidity.
Such conditions, or other similar conditions, may then adversely affect the value of loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell loans at prices at which they have historically or recently traded, thereby further reducing liquidity.
Declines in the Fund's share price or other market developments (which may be more severe than these prior declines)
may lead to increased repurchases, which could cause the Fund to have to sell loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets.
In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid loans and other investments in order to satisfy an initial wave of repurchases while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
During its quarterly repurchase offers, the Fund is required to maintain a percentage of its portfolio, equal to the value of the repurchase amounts, in securities that can be sold or disposed of at approximately the price at which the Fund has valued the investment, within a period equal to the period between a repurchase request deadline and the repurchase payment deadline, or of assets that mature by the next repurchase payment deadline. The requirement to keep a portion of the portfolio in liquid securities, however, could negatively impact performance.

Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity:

If an investment is illiquid, the Fund might be unable to sell the investment at a time when the Fund’s manager might wish to sell, or at all. Many of the Fund’s investments may be illiquid. The term
“
illiquid investments
”
for this
purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, exposing the Fund to the risk that the prices at which it sells illiquid investments will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. Illiquid investments may become harder to value, especially in changing markets. The prices of illiquid investments may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
In such cases, the Fund, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.
The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market:

The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.

Market Disruption and Geopolitical [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical:

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions.
The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S.
or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments.
Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

Prepayment and Extension [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and Extension:
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

Real Estate Companies and Real Estate Investment Trusts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Companies and Real Estate Investment Trusts:

Investing in real estate companies and REITs may subject
the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that the Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer.
Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options:

The Fund may buy or write (sell) call options and put options on futures and other instruments. The market price of options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment;
and the time remaining before an option’s expiration. The ability to trade in or exercise options may be restricted, including in the event that trading in the underlying reference becomes restricted. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi)
a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options
(or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. The Options can also be traded off exchanges in the over-the-counter (
“
OTC
”
) market. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options are generally established through negotiation with the other party to the option contract. While this type of arrangement allows the
Fund greater flexibility to tailor an option to its needs, OTC options can be less liquid than exchange-traded options and generally involve greater counterparty credit risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. Purchasers of options who fail to exercise their options prior to the expiration date suffer a loss of the premium paid.

Regulatory Risks for Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risks for Loans:

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds.
While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans as open-end funds subject to the rule exit the market. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.

Repurchase Agreement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements:

In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Residential Mortgage Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Mortgage Loans:

The Fund may invest in loans secured by residential real estate, including potentially mortgages made to borrowers with lower credit scores, through its investments in loans directly or indirectly through its investments in securitized credit instruments. Accordingly, such mortgage loans may be more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans. A decline or an extended flattening of home prices and appraisal values may result in increases in delinquencies and losses on residential mortgage loans, particularly with respect to second homes and investor properties and with respect to any residential mortgage loan where the aggregate loan amount (including any subordinate liens) is close to or greater than the related property value. Mortgage loans, including mortgage loans backing mortgage-backed securities, in which the Fund may invest, may include non-qualified mortgage (
“
Non-QM
”
) loans. Non-QM loans do not comply with the rules of the
Consumer Financial Protection Bureau relating to qualified mortgages and are subject to increased risk of loss.
Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans. Borrowers with adjustable payment mortgage loans will be exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, to the rate computed in accordance with the applicable index and margin.
Certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the required minimum monthly payments are less than the interest accrued on the loan, the interest shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.

Reverse Repurchase Agreements and Dollar Roll Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements and Dollar Roll Transactions:

Reverse repurchase agreements involve sales of
portfolio securities to another party and an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls involve selling securities (
e.g
., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage-dollar rolls and U.S. Treasury rolls are types of dollar rolls. During the roll period, principal and interest paid on the securities is not received but proceeds from the sale can be invested.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.  If the buyer of securities under a reverse repurchase agreement or dollar rolls files for bankruptcy or becomes insolvent, such a buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the obligation to repurchase the securities and use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Reverse repurchase agreements entail many of the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. There is no assurance that reverse repurchase agreements or dollar rolls can be successfully employed.
Further, the Fund’s investments in reverse repurchase agreements will be treated as
“
derivatives
”
in connection with
the Fund’s compliance with Rule 18f-4. Pursuant to Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives, and the Fund’s derivatives exposure (including its use of reverse repurchase agreements) is limited through a VaR test. Rule 18f-4 may restrict the Fund’s ability to enter into reverse repurchase agreements and/or increase the costs of such reverse repurchase agreements, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

Securities Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending:

Securities lending involves two primary risks:
“
investment risk
”
and
“
borrower default risk.
”
When lending
securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage.
The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile.
The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
Securities Lending:

To generate additional income, the Fund may lend portfolio securities, on a short- or long-term basis, in an amount up to 33
 1
∕
3
% of the Fund’s total assets, to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.
The Fund seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, the Fund will be protected to the extent the Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities.
The Fund is protected by its securities lending agent, which has agreed to indemnify the Fund from losses resulting from borrower default.

Temporary Defensive Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Positions:

When market conditions make it advisable, the Fund may hold a portion of its assets in cash and short-term interest bearing instruments. Moreover, in periods when, in the opinion of the manager, a temporary defensive position is appropriate, up to 100% of the Fund’s assets may be held in cash, short-term interest bearing instruments and/or any other securities the manager considers consistent with a temporary defensive position.
The Fund may not achieve its investment objective when pursuing a temporary defensive position.

US Government Securities and Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities and Obligations:

U.S. government securities are obligations of, or guaranteed by, the
U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
Some U.S. government securities are
backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the
U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills, and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small
Business Administration, and the Farmers Home Administration, among others
. Other U.S. government securities are
not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service.
Other U.S. government securities are backed solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and, therefore, involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank,
among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to price declines due to changing market interest rates. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund that holds securities of the entity will be adversely impacted.

Valuation of Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Loans:

The Fund values its assets every day the New York Stock Exchange is open for regular trading.
However, because the secondary market for loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the
Fund. Reliable market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.

Warehouse Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warehouse Investments:

In connection with its investments in certain securitized credit instruments, such as CLOs,
ABS and RMBS, the Fund may also invest in interests in warehouse investments (
“
Warehouse Investments
”
). Warehouses
are financing structures created prior to and in anticipation of a securitization closing and issuing securities and are intended to aggregate direct loans, mortgage loans, corporate loans, and/or other debt obligations that may be used to form the basis of securitized credit instruments. To finance the acquisition of a warehouse’s assets, a financing facility (a
“
Warehouse Facility
”
) is often opened by (i) the entity or affiliates of the entity that will become the securitized credit instruments manager (in the case of CLOs) upon its closing and/or (ii) third-party investors or arrangers that may or may not invest in the securitized credit instruments. The period from the date that a warehouse is opened and asset accumulation begins to the date that the securitized credit instrument closes is commonly referred to as the
“
warehousing period.
”
In practice, Warehouse Investments are structured in a variety of legal forms, including subscriptions for equity interests, loss sharing agreements or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of closing.
A Warehouse Investment generally bears the risk that (i) the warehoused assets will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in the securitization and a loss is incurred upon their disposition, and (iii) the anticipated securitization is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular securitization may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.
There can be no assurance that a securitization related to Warehouse Investments will be consummated. In the event a planned securitization is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is sometimes used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments where leverage is utilized. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse
Investment.
The Warehouse Investments represent temporary financing of the underlying assets of a warehouse, in some instances without the benefit of protection from losses. Therefore, the value of a Warehouse Investment is often directly affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and
(iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the
nature of a Warehouse
Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid.

WhenIssued Delayed Delivery and Forward Commitment Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Delayed Delivery, and Forward Commitment Transactions:
When-issued, delayed delivery, and forward
commitment transactions involve the risk that the security the Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Counterparty [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty:

The entity with which the Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when the Fund conducts business with a limited number of counterparties.

Inflation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation:

Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the value of the
Fund could decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to the Fund’s investors or adversely affect the value of shareholders' investments in the Fund.

Manager [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Manager:

The Fund is subject to manager risk because it is an actively managed investment portfolio. The Investment
Adviser, the Sub-Adviser, or each individual portfolio manager will make judgments and apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions will produce the desired results. The Fund’s portfolio may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Operational [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational:

The

Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses or impairing the Fund’s operations. Information relating to the Fund’s investments has been and will in the future be delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1],[2]	2.50%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Underwriters Compensation [Percent]	[3]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[4]	1.38%
Interest Expenses on Borrowings [Percent]		1.26%
Distribution/Servicing Fees [Percent]		0.00%
Loan Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	2.24%
Total Annual Expenses [Percent]		5.13%
Waivers and Reimbursements of Fees [Percent]	[6]	(1.44%)
Net Expense over Assets [Percent]	[7]	3.69%
Expense Example, Year 01		$ 66
Expense Example, Years 1 to 3		181
Expense Example, Years 1 to 5		298
Expense Example, Years 1 to 10		$ 597
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			5,000
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Underwriters Compensation [Percent]	[3]	1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[4]	1.38%
Interest Expenses on Borrowings [Percent]		1.26%
Distribution/Servicing Fees [Percent]		0.50%
Loan Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	2.24%
Total Annual Expenses [Percent]		5.63%
Waivers and Reimbursements of Fees [Percent]	[6]	(1.44%)
Net Expense over Assets [Percent]	[7]	4.19%
Expense Example, Year 01		$ 49
Expense Example, Years 1 to 3		179
Expense Example, Years 1 to 5		310
Expense Example, Years 1 to 10		$ 640
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			5,000
Class I [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[4]	1.38%
Interest Expenses on Borrowings [Percent]		1.26%
Distribution/Servicing Fees [Percent]		0.00%
Loan Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	2.24%
Total Annual Expenses [Percent]		4.88%
Waivers and Reimbursements of Fees [Percent]	[6]	(1.44%)
Net Expense over Assets [Percent]	[7]	3.44%
Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		151
Expense Example, Years 1 to 5		265
Expense Example, Years 1 to 10		$ 559
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			10,000
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Shares
With Repurchases At Period End Class A [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 66
Expense Example, Years 1 to 3		181
Expense Example, Years 1 to 5		298
Expense Example, Years 1 to 10		597
With Repurchases At Period End Class C [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		59
Expense Example, Years 1 to 3		179
Expense Example, Years 1 to 5		310
Expense Example, Years 1 to 10		640
With Repurchases At Period End Class I [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		39
Expense Example, Years 1 to 3		151
Expense Example, Years 1 to 5		265
Expense Example, Years 1 to 10		$ 559

[1]	The Distributor will pay a dealer reallowance for Class A Shares from the sales load. The Distributor will pay a sales commission for Class C Shares to authorized dealers from its own assets.
[2]	Reduced for purchases of $100,000 and over for Class A Shares, please see “Sales Charges.”
[3]	There is no front-end sales charge if you purchase Class A Shares in the amount of $500,000 or more. Class A Shares purchased in an amount of $500,000 or more are subject to a 1.00% EWC if repurchased by the Fund within 12 months of purchase. Class C Shares repurchased by the Fund within the first year after purchase will incur a 1.00% EWC. See “Sales Charges - Early Withdrawal Charge.” No EWC will be charged on redemptions that are due to the closing of shareholder accounts having a value of less than $1,000.
[4]	Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 1.15% of the Fund's Managed Assets. For the description of “Managed Assets,” please see “Description of the Fund – Investment Adviser/Sub-Adviser” earlier in this Prospectus.
[5]	Other Expenses are estimated amounts for the current fiscal year and include estimated offering and organizational expenses.
[6]	The Investment Adviser is contractually obligated to limit expenses of the Fund through July 31, 2025 to the following: Class A Shares – 1.15% of Managed Assets plus 1.05% of average daily net assets; Class C Shares – 1.15% of Managed Assets plus 1.55% of average daily net assets; and Class I Shares – 1.15% of Managed Assets plus 0.80% of average daily net assets. The obligation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement, to the extent such recoupment does not cause the Fund's operating expense ratio to exceed the lesser of (i) the expense limitation in effect at the time of the waiver, and (ii) the expense limitation in effect at the time of such repayment. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s Board.
[7]	If the expenses of the Fund are calculated on the Managed Assets of the Fund (assuming that the Fund has used leverage by borrowing an amount equal to 20% of the Fund’s Managed Assets), the Net Annual Expenses for the Fund would be lower than the expenses shown in the table. Such lower Net Annual Expense ratios would be as follows: 3.12%, 3.62%, and 2.87% for Class A, Class C, and Class I shares, respectively.